Income Taxes - Summary of Current and Deferred Component of Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 121,701,686	$ 18,651,600	¥ 91,994,704	¥ 121,777,474
Deferred income tax (benefit) expense	248,151,964	38,030,952	(9,034,211)	(32,694,920)
Income tax expenses	¥ 369,853,650	$ 56,682,552	¥ 82,960,493	¥ 89,082,554